Description of Business and Organization - Schedule of Financial Information for the VIE (Details)	6 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2026 CNY (¥)	Dec. 31, 2025 CNY (¥)
Variable Interest Entity [Line Items]
Current assets	$ 10,868,028			¥ 73,740,665	¥ 104,966,626
Non-current assets	350,515			2,378,273	2,590,800
Total assets	11,218,543			76,118,938	107,557,426
Current liabilities	31,084,020			210,908,183	218,168,136
Non-current liabilities	54,731,034			371,355,540	370,685,951
Total liabilities	85,815,054			582,263,723	588,854,087
Net deficit	(69,333,509)			(470,434,791)	(453,971,266)
Net revenues	27,265,664	¥ 185,000,259	¥ 174,469,851
Net loss	(35,101,942)	(238,170,188)	(19,885,492)
Net cash (used in) provided by operating activities	1,485,108	10,076,600	(14,987,658)
Net cash used in investing activities	(9,296)	(63,078)	(512,200)
Net cash provided by (used in) financing activities	(687,155)	(4,662,408)	13,588,046
Variable Interest Entity, Primary Beneficiary [Member]
Variable Interest Entity [Line Items]
Current assets	9,886,047			67,077,820	46,138,392
Non-current assets	350,515			2,378,273	2,590,800
Total assets	10,236,562			69,456,093	48,729,192
Current liabilities	57,953,875			393,222,831	264,182,042
Non-current liabilities	54,718,275			371,268,969	370,685,951
Total liabilities	112,672,150			764,491,800	634,867,993
Net deficit	(102,435,588)			¥ (695,035,707)	¥ (586,138,801)
Net revenues	29,314,873	198,904,347	174,469,851
Net loss	(16,000,350)	(108,563,975)	(19,885,492)
Net cash (used in) provided by operating activities	333,421	2,262,292	(16,775,572)
Net cash used in investing activities	(9,297)	(63,078)	(512,200)
Net cash provided by (used in) financing activities	$ (689,512)	¥ (4,678,408)	¥ 15,270,864